PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES (Details Textual) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Banking Facilities Granted Solely to the Group [Member] USD ($)	Dec. 31, 2013 Banking Facilities Granted Solely to the Group [Member] CNY	Dec. 31, 2012 Banking Facilities Granted Solely to the Group [Member] USD ($)	Dec. 31, 2013 Joint Banking Facilities [Member] Disposal Group [Member] USD ($)	Dec. 31, 2013 Joint Banking Facilities [Member] Disposal Group [Member] CNY	Dec. 31, 2012 Joint Banking Facilities [Member] Disposal Group [Member] USD ($)	Dec. 31, 2012 Joint Banking Facilities [Member] Disposal Group [Member] CNY	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] Parent Company [Member] CNY	Dec. 31, 2013 Guaranteed Facilities For Disposal Group [Member] Disposal Group [Member] USD ($)	Dec. 31, 2013 Guaranteed Facilities For Disposal Group [Member] Disposal Group [Member] CNY	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] Disposal Group [Member] CNY
Financial Services And Banking Facilities [Line Items]
Line of Credit Facility, Amount Outstanding					$ 62,301
Equity Method Investment, Ownership Percentage	50.00%	50.00%
Excess Tangible Capital	160,000	968,592
Secured Pledged Deposits For Line Of Credit Facility			$ 79,946	483,970		$ 60,550	10,000	$ 286,740	124,602	207,900	$ 28,500	172,531	81,900